SIGNIFICANT ACCOUNTING POLICIES (Property and Equipment, Net) (Details)	12 Months Ended
Dec. 31, 2016
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Office Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	5 years
Office Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives	16 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Useful lives	Over the shorter of the lease term or useful economic life